Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	COEPTIS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465962
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false